Transactions with Related Parties, Summary (Details) - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 07, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with Related Parties [Abstract]
Management fees			$ 3,153,660	$ 2,833,500	$ 1,853,850
Stock compensation cost			1,272,698	0	0
Assets [Abstract]
Due from related parties, current		$ 3,923,315	3,923,315	558,327
Due from related parties, non-current		1,590,501	1,590,501	1,708,474
Investment in related party, non-current		50,541,667	50,541,667	0
Liabilities [Abstract]
Due to related parties, current		315,000	315,000	0
Castor [Member]
Assets [Abstract]
Investment in related party, non-current		50,541,667	50,541,667
Related Party [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Stock compensation cost			1,272,698	0	0
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees			0	977,400	1,308,600
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees		2,557,332	3,153,660	1,856,100	545,250
Assets [Abstract]
Due from related parties, current		3,923,315	3,923,315	558,327
Due from related parties, non-current		1,590,501	1,590,501	1,708,474
Related Party [Member] | Castor Ships [Member] | Vessels [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission			707,150	0	1,094,000
Related Party [Member] | Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions			1,004,035	1,437,276	372,037
Related Party [Member] | Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Administration fees	$ 144,445		2,701,777	624,087	326,642
Related Party [Member] | Castor Ships [Member] | Gain on Sale of Vessels [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission			1,790,900	131,500	$ 0
Related Party [Member] | Castor [Member]
Assets [Abstract]
Due from related parties, current		0	0
Liabilities [Abstract]
Due to related parties, current		$ 315,000	$ 315,000	$ 0